Deferred Charges, net (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Changes in deferred charges, net
Balance at the beginning of the period			$ 54,356
Amortization	$ (10,485)	$ (11,515)	(22,782)	$ (22,485)
Balance at the end of the period	54,469		54,469		$ 54,356
Drydocking and Special Survey Costs
Changes in deferred charges, net
Balance at the beginning of the period			54,356	$ 58,759	58,759
Additions			22,895		39,671
Write-off			(1,773)
Amortization			(21,009)		(44,074)
Balance at the end of the period	$ 54,469		$ 54,469		$ 54,356
Period of amortization for deferred costs			2 years 6 months